Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the “Trust”) that the Prospectuses and related Statement of Additional Information describing the Wells Fargo Advantage Large Company Growth Fund of the Trust, which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statement of Additional Information for the aforementioned Fund contained in Post-Effective Amendment No. 162 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on June 28, 2010.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 1st day of July, 2010.

Witness:

WELLS FARGO FUNDS TRUST

By:          /s/ Johanne F. Castro          By:          /s/ Carol Lorts

Name:     Johanne F. Castro                                Carol Lorts

Title:       Assistant Secretary                             Assistant Secretary